UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024
Exact name of registrant as specified in charter:	Dryden California Municipal Fund
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Dryden California Municipal Fund: California Income Series

Schedule of Investments

as of May 31, 2009 (Unaudited)

Description (a)	Moody’s Rating+*		Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.5%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	A3		5.375%		3/01/21	$1,665	$1,522,742
California County Tobacco Securitization Agcy., Rev., Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3		3.05	(h)	6/01/21	1,000	696,900
California Ed. Facs. Auth. Rev., Rfdg., Claremont McKenna College	Aa2		5.00		1/01/39	2,000	1,957,560
Univ. Southern CA, Ser. A	Aa1		5.00		10/01/38	2,000	2,029,700
Univ. Southern CA, Ser. A	Aa1		5.25		10/01/38	1,500	1,557,090
California Health Facs. Fin. Auth. Rev., Providence Health, Ser. C	Aa2		6.50		10/01/38	1,000	1,066,910
Catholic Healthcare West, Ser. A	A2		6.00		7/01/39	2,000	2,024,020
Cedars Sinai Med. Ctr.,	A2		5.00		11/15/21	2,000	2,008,720
Scripps Health, Ser. A	A1		5.00		10/01/22	500	476,095
California Hsg. Fin. Agcy., Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2		8.06	(h)	2/01/15	6,115	3,907,302
California Infrastructure & Econ. Dev. Rev., Scripps Research Inst., Ser. A	Aa3		5.75		7/01/30	1,500	1,509,495
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1		5.25		2/01/38	2,000	1,862,800
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-	(c)	5.25		6/01/26	1,100	879,615
California Poll. Ctrl. Fin. Auth. Sld. Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3		4.75		12/01/23	2,500	2,253,975
Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB	(c)	5.00		7/01/27	500	431,845
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA	(c)	6.00		12/01/31	65	64,575
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	Aa3		5.00		5/01/17	3,320	3,488,722
Central VY Proj., Ser. AF	Aa2		5.00		12/01/29	1,500	1,566,930
Central VY Proj., Ser. A	Aa2		5.00		12/01/29	2,000	2,085,400
California St., G.O.	A2		6.00		4/01/38	3,000	3,080,430
California St., G.O. Unrefunded Balance	A2		5.50		4/01/30	5	5,004
California St. Pub. Wks. Brd., Lease Rev., Dept. General Service, Ser. J	A3		5.25		6/01/28	750	702,870
Mental Health Coalinga, Ser. A	A3		5.50		6/01/18	4,000	4,100,760
California Statewide Cmntys. Dev. Auth. Rev. Irvine LLC, UCI East Rfdg.	Baa2		5.00		5/15/32	2,000	1,516,560
St. Joseph. Ser. F Rmkt. F.S.A.	Aa3		5.25		7/01/21	2,500	2,654,800
Kaiser Permanente, Ser. C	A+	(c)	5.25		8/01/31	1,000	928,250
Kaiser Permanente, Ser. A	A+	(c)	5.00		4/01/19	2,000	2,048,300
Drew Sch.	NR		5.30		10/01/37	1,000	648,480
Windrush Sch.	NR		5.50		7/01/37	1,000	670,260
California Statewide Cmntys. Dev. Auth. Spl. Tax No. 97-1, C.A.B.S.	NR		8.98	(h)	9/01/22	4,440	1,385,768

Chico Redev. Agcy., Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A	(c)	5.00		4/01/30	1,445	1,294,865
Chula Vista Dev. Agcy., Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR		5.25		10/01/27	1,540	1,167,474
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1		5.00		12/01/27	1,000	904,680
Colton Joint Unified School Dist. G.O., F.G.I.C.	A2		5.25		2/01/21	1,830	1,908,342
Coronado Cmnty. Dev. Agcy., Tax Alloc., Dev. Proj., A.M.B.A.C.	A	(c)	5.00		9/01/24	2,000	1,854,560
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Baa1		5.00		9/01/22	1,060	1,091,291
El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR		6.125		9/01/16	1,000	910,430
Dist. No. 92-1	NR		6.25		9/01/29	475	364,624
El Dorado Irr. Dist. Partn., Ser. A, C.O.P., A.G.C.	Aa2		5.75		8/01/39	1,000	1,013,010
Elsinore Valley Municipal Water Dist. C.O.P., B.H.A.C.	Aa1		5.00		7/01/29	1,500	1,553,115
Folsom Spec. Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR		6.00		9/01/24	2,450	2,046,804
Folsom Spec. Tax, Unrefunded Balance,	NR		6.875		9/01/19	1,230	1,201,169
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Convertible C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3		7.15	(h)	1/15/28	2,890	2,398,671
Ser. A (Pre-refunded Date 1/01/10)(e)(f)	Aaa		7.15		1/01/13	2,750	2,913,735
Glendale Redev. Agcy., Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Baa1		5.25		12/01/19	3,275	3,168,726
Golden St. Tobacco Securitization Corp. California Tobbaco Settlement Rev., Asset-Bkd., Sr. Ser. A-1	Baa3		5.75		6/01/47	2,000	1,327,000
Ser. 2003-A-1 (Pre-refunded date 6/1/13)(e)	Aaa		6.75		6/01/39	2,700	3,160,296
Settlement Rev., Asset-Bkd., Ser. A, Convertible C.A.B.S., A.M.B.A.C. (converts to 4.60% on 6/1/10)	A3		1.92	(h)	6/01/23	3,000	2,296,020
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.	Baa1		4.70	(h)	2/01/19	2,110	1,352,805
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	A1		5.48	(h)	8/01/23	2,000	929,560
La Quinta Redev. Agcy., Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Baa1		7.30		9/01/11	1,000	1,089,680
Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR		6.20		9/02/25	2,535	2,215,083
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., F.G.I.C.	Aa2		6.00		5/15/19	3,000	3,159,870
Long Beach Redev. Agcy., Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR		6.375		9/01/23	3,000	2,678,190
Los Angeles Comm. College Dist.,	Aa2		5.00		8/01/33	3,250	3,204,923
Los Angeles Calif. Cmnty. College Dist., 2008 Election, Ser. A, G.O.	Aa2		6.00		8/01/33	2,000	2,152,340
Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. A	Aa3		5.00		7/01/39	1,000	977,130
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.,	Aa3		5.375		7/01/38	1,530	1,555,719
Metro. Wtr. Dist. of Southern California Waterworks Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2		5.75		8/10/18	2,000	2,205,000
Unrefunded Balance, Ser. A	Aa2		5.75		7/01/21	2,240	2,639,885

Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR		8.00		9/02/11	305	315,300
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S., A.M.B.A.C., T.C.R.S.	Aa2		6.20		2/14/11	9,000	9,140,220
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2		9.738	(d)	2/14/11	1,500	1,546,740
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR		6.25		9/01/23	2,000	1,726,520
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Baa1		5.50		5/01/29	1,500	1,633,020
Pittsburg Redev. Agcy., Tax Alloc., Los Medanos Cmnty.
Dev. Proj., A.M.B.A.C., C.A.B.S.	A	(c)	6.30	(h)	8/01/26	1,375	481,883
Ser. B, F.S.A. (Pre-refunded Date 8/01/13)(e)	Aa3		5.80		8/01/34	2,700	3,214,512
Port Oakland California, A.M.T.
Inter. Lien, Ser. A, M.B.I.A., A.M.T., Rfdg.	A2		5.00		11/01/29	3,000	2,512,860
Unrefunded Balance, Ser. K, F.G.I.C.	A1		5.75		11/01/16	3,275	3,292,652
Ser. K (Pre-refunded Date 5/01/10)(e)	A1		5.75		11/01/16	25	26,022
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR		6.75		8/15/15	1,000	1,013,410
Puerto Rico Comnwlth. Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3		5.25		1/01/15	1,000	994,220
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Baa3		5.25		7/01/17	1,260	1,239,991
Puerto Rico Electric Pwr. Auth. Pwr. Ser. TT	A3		5.00		7/01/22	750	714,623
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Govt. Facs., Ser. N, Rfdg., Comwlth. Gtd.	Baa3		5.50		7/01/19	2,500	2,442,250
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3		5.00		7/01/47	2,500	2,077,350
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S. & R.I.B.S., M.B.I.A., Partial E.T.M.(e)	Baa1		6.368		7/01/22	100	116,885
M.B.I.A., Partial E.T.M.(e)(g)	Baa1		11.21	(d)	7/01/22	2,790	3,732,183
Redondo Beach Unified School Dist., G.O.	AA-	(c)	4.75		8/01/33	2,500	2,346,025
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., M.B.I.A.	Baa1		3.89	(h)	8/01/16	1,400	1,064,686
Sacramento City Fin. Auth., Ser. B, C.A.B.S., F.G.I.C.	Baa1		5.89	(h)	11/01/17	5,695	3,517,118
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, M.B.I.A., C.A.B.S.	Baa1		5.61	(h)	11/01/16	5,700	3,779,784
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, F.G.I.C., Fltg.	Aa3		1.375		12/01/35	1,000	587,500
San Bernardino Cmnty College Dist., Election 2002, Ser. A, G.O.	Aa3		6.25		8/01/33	1,750	1,922,323
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1		5.875		9/01/29	3,000	2,774,280
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	A1		5.375		2/01/36	1,000	1,003,290
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aa2		6.00		7/01/19	1,000	1,182,900
San Diego. Cnty. Calif. Wtr. Auth. Wtr. Rev. C.O.P., Ser. 2008 A, F.S.A.	Aa3		5.00		5/01/38	2,500	2,429,175
San Francisco City & Cnty. Arpts. Commn. (Mandatory put date 5/01/11), A.M.T.	A1		6.75		5/01/19	1,500	1,566,870
San Francisco City & Cnty. Arpts. Commn. Intl. Arpt. Second. Ser. 34E, Rfdg., F.S.A., A.M.T.	Aa3		5.75		5/01/21	1,500	1,566,285
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)(f)	Aaa		1.33	(h)	1/01/11	2,000	1,958,320

San Jose CA, Library & Parks Proj.	Aa1		5.00		9/01/33	2,200	2,199,824
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, C.A.B.S., F.S.A., G.O.	Aa2		3.71	(h)	9/01/17	1,000	740,050
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR		6.50		9/01/25	2,160	1,901,642
San Mateo Cnty. CA Jt. Pwrs. Fin. Auth.	Aa3		5.00		7/15/33	1,000	959,360
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, M.B.I.A.	Baa1		7.25		8/01/14	2,000	2,272,040
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., F.G.I.C.	A2		6.22	(h)	8/01/29	1,250	363,475
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, F.G.I.C., G.O., C.A.B.S.	Aa2		5.82	(h)	8/01/28	1,055	356,495
So. California Pub. Pwr. Auth., PNC GIC Proj. Rev.	A2		6.75		7/01/13	1,000	1,172,260
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(e)	A1		3.15	(h)	7/01/16	16,325	13,085,303
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Baa1		2.36	(h)	9/01/11	3,000	2,846,370
Tobacco Securization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3		5.50		6/01/45	2,000	1,277,880
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1		6.00		6/01/22	2,000	2,048,440
University Calif. Revs.
Ser. O	Aa1		5.25		5/15/39	1,000	1,024,140
Ser. O	Aa1		5.75		5/15/34	1,250	1,344,150
University of CA Rev., Unrefunded, Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	A	(c)	5.25		5/15/30	1,000	852,900
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A(g)	C	(c)	6.50		5/15/25	130	82,381
Ventura Cnty. Cmnty. College	Aa3		5.50		8/01/33	2,000	2,046,100
Vernon Calif. Elec. Sys. Rev., Ser. A	A3		5.125		8/01/21	1,500	1,469,715

Total long-term investments (cost $202,247,362)							201,828,597

SHORT-TERM INVESTMENTS 0.5%
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMIG1		0.20		6/01/09	500	500,000
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMIG1		0.20		6/01/09	400	400,000

Total short-term investments (cost $900,000)							900,000

Total Investments 100.0% (cost $203,147,362)(i)							202,728,597
Other assets in excess of liabilities(j)							44,716

Net Assets 100.0%							$202,773,313

*	The ratings reflected are as of May 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
+	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in the portfolio descriptions:

A.G.C.— Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note(b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2009.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at the time of purchase.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$202,497,282	$10,330,607	$(10,099,292)	$231,315

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

(j)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2009	Unrealized Appreciation (1)
	Short Position:
39	U.S. Treasury 10 Yr. Notes	Sep. 2009	$4,662,436	$4,563,000	$99,436

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	$99,436
Level 2 - Other Significant Observable Inputs	$202,728,597	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$202,728,597	$99,436

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and May 31, 2009, the Fund did not use any significant unobservable inputs in (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund/California Income Series (the “Fund”) values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.